Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The imbalances with affiliates are provided below:

	March 31, 2015	December 31, 2014
(millions)
Imbalances payable to affiliates	$5.8	$2.5
Affiliated transactions are presented below:

	Three Months Ended March 31,
	2015	2014
(millions)
Sales of natural gas transportation services to affiliates	$0.7	$0.8
Purchased gas from affiliates	0.2	0.2
Services provided by DRS and Dominion Payroll(1)(2)	5.5	3.3
Goods and services provided by affiliates to Dominion Midstream(1)	1.7	0.7

(1)	Includes $2.4 million and $2.0 million of capitalized expenditures for each of the three months in 2015 and 2014, respectively.

(2)
Dominion Midstream determined that neither it nor any of its consolidated entities is the most closely associated entity with DRS, an affiliated variable interest entity, and therefore none is the primary beneficiary. DRS provides accounting, legal, finance and certain administrative and technical services to all Dominion subsidiaries, including Dominion Midstream. Neither Dominion Midstream nor any of its consolidated subsidiaries has an obligation to absorb more than its allocated share of DRS costs. Dominion Midstream determined that neither it nor any of its consolidated entities is the most closely associated entity with Dominion Payroll, an affiliated variable interest entity, and therefore none is the primary beneficiary. Dominion Payroll provides human resources and operations services to certain Dominion subsidiaries, including Dominion Midstream. Neither Dominion Midstream nor any of its consolidated entities has an obligation to absorb more than its allocated share of Dominion Payroll costs.